Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Class of Stock [Line Items]
Balance at the beginning of the period	¥ 84,206		¥ 228,145	¥ 119,116
Other comprehensive income (loss) before reclassification	179,244		(148,737)	133,691
Amounts reclassified from accumulated other comprehensive income				(21,666)
Other comprehensive loss (income) attribute to noncontrolling interests	(14,146)		4,798	(2,996)
Balance at the end of the period	249,304	$ 36,260	84,206	228,145
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	84,222		227,728	98,274
Other comprehensive income (loss) before reclassification	182,978		(148,304)	132,450
Other comprehensive loss (income) attribute to noncontrolling interests	(14,146)		4,798	(2,996)
Balance at the end of the period	253,054	36,805	84,222	227,728
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	(16)		417	20,842
Other comprehensive income (loss) before reclassification	(3,734)		(433)	1,241
Amounts reclassified from accumulated other comprehensive income				(21,666)
Balance at the end of the period	¥ (3,750)	$ (545)	¥ (16)	¥ 417